Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity risk management is an integral part of our Security Information Plan. Our cybersecurity risk management program has been developed to align with our Information Security Policy and with norms based on ISO 27001, ISO/IEC 42002:2023 related to AI, the Sarbanes-Oxley framework and the data protection laws for each country in which we operate (e.g., in Brazil, Law No. 13,709/2018; in Argentina, Law No. 25,326; and in Uruguay, Law No. 18,331). Using industry best practices and third-party services, our cybersecurity risk management program provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed internally and externally. Under the framework, we conduct vulnerability assessments and tests of our critical infrastructure, as well as coordinate cybersecurity measures across different departments of the Company, such as the segregation of user profiles with certain privileges and the application of multi-factor authentication to validate identity. The framework also includes procedures for assessing the severity of a cybersecurity threat, identifying the source of such threat, including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing our Information Security Committee and our board of directors of material cybersecurity threats and incidents.

Our Information Security team also engages third-party security experts for risk assessment and system enhancements. In addition, our Information Security team provides training to all employees annually using one of the largest integrated platforms for security awareness training, which offers simulated phishing attacks.

We maintain incident response procedures designed to support the timely escalation, containment, investigation and remediation of cybersecurity incidents. These procedures are intended to operate in coordination with our business continuity and disaster recovery plans, and we periodically test certain aspects of these plans to assess their effectiveness.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Cybersecurity risk management is an integral part of our Security Information Plan. Our cybersecurity risk management program has been developed to align with our Information Security Policy and with norms based on ISO 27001, ISO/IEC 42002:2023 related to AI, the Sarbanes-Oxley framework and the data protection laws for each country in which we operate (e.g., in Brazil, Law No. 13,709/2018; in Argentina, Law No. 25,326; and in Uruguay, Law No. 18,331). Using industry best practices and third-party services, our cybersecurity risk management program provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed internally and externally. Under the framework, we conduct vulnerability assessments and tests of our critical infrastructure, as well as coordinate cybersecurity measures across different departments of the Company, such as the segregation of user profiles with certain privileges and the application of multi-factor authentication to validate identity. The framework also includes procedures for assessing the severity of a cybersecurity threat, identifying the source of such threat, including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing our Information Security Committee and our board of directors of material cybersecurity threats and incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors has overall responsibility for our cybersecurity risk program and delegates cybersecurity risk management to the Information Security Committee. The Information Security Committee, through our Information Security Leader, is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the Company is exposed. It implements processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Information Security Committee also reports material cybersecurity risks to our full board of directors. The Information Security Leader is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Information Security Leader, who receives reports from our Information Security team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.

Our Information Security Leader (who is the Chief Information Security Officer) and dedicated personnel are certified and experienced information systems security professionals. The Information Security Leader has more than ten years of experience in the agricultural industry, and has more than five years of experience in information security and cybersecurity. He has a diploma in Information Security Management from the National Technological University (“Universidad Tecnológica Nacional”) and a diploma in Cybersecurity in Operation Technology by the Northern University of Santo Tomás de Aquino (“Universidad del Norte de Santo Tomás de Aquino”).

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has overall responsibility for our cybersecurity risk program and delegates cybersecurity risk management to the Information Security Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information Security Committee, through our Information Security Leader, is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the Company is exposed. It implements processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Information Security Committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Role of Management [Text Block]	The Information Security Committee, through our Information Security Leader, is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the Company is exposed. It implements processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Information Security Committee also reports material cybersecurity risks to our full board of directors. The Information Security Leader is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Information Security Leader, who receives reports from our Information Security team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Our Information Security Leader (who is the Chief Information Security Officer) and dedicated personnel are certified and experienced information systems security professionals. The Information Security Leader has more than ten years of experience in the agricultural industry, and has more than five years of experience in information security and cybersecurity. He has a diploma in Information Security Management from the National Technological University (“Universidad Tecnológica Nacional”) and a diploma in Cybersecurity in Operation Technology by the Northern University of Santo Tomás de Aquino (“Universidad del Norte de Santo Tomás de Aquino”).

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Information Security Leader is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Information Security Leader, who receives reports from our Information Security team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Information Security Leader (who is the Chief Information Security Officer) and dedicated personnel are certified and experienced information systems security professionals.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Information Security Leader has more than ten years of experience in the agricultural industry, and has more than five years of experience in information security and cybersecurity. He has a diploma in Information Security Management from the National Technological University (“Universidad Tecnológica Nacional”) and a diploma in Cybersecurity in Operation Technology by the Northern University of Santo Tomás de Aquino (“Universidad del Norte de Santo Tomás de Aquino”).
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Information Security Leader is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Information Security Leader, who receives reports from our Information Security team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true